TAXES (Details) $ / shares in Units, ¥ in Millions	12 Months Ended				24 Months Ended	60 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2027 CNY (¥)	Mar. 31, 2026 CNY (¥)
TAXES (Details) [Line Items]
Percentage federal statutory tax rate	25.00%	25.00%	25.00%
Allowance for deferred tax assets	100.00%						100.00%
HONG KONG | Assessable Profits Up To HK$2,000,000 [Member] | Junzhang Monarch Limited ("Eshallgo HK") [Member]
TAXES (Details) [Line Items]
Percentage federal statutory tax rate	8.25%
Minimum taxable income (in Dollars)	$ 2,000,000
HONG KONG | Assessable Profits Over HK$2,000,000 [Member] | Junzhang Monarch Limited ("Eshallgo HK") [Member]
TAXES (Details) [Line Items]
Percentage federal statutory tax rate	16.50%
Maximum taxable income (in Dollars)	$ 2,000,000
CHINA
TAXES (Details) [Line Items]
HNTEs tax rate			5.00%	15.00%	15.00%
HNTE status period				3 years
Taxable income (in Yuan Renminbi) | ¥						¥ 3.0
Estimate tax savings from preferential tax rates (in Dollars)	$ 108,486	$ 203,826	$ 194,027
Per share effect of the tax savings (in Dollars per share) | $ / shares	$ 0.05	$ 0.16	$ 0.16
Statutes of limitations for underpayment of taxes	3 years
Statutes of limitations for underpayment of taxes under special circumstances	5 years
Statutes of limitations for underpayment of taxes under special circumstances threshold (in Yuan Renminbi) | ¥							¥ 0.1
Statutes of limitations for underpayment of taxes for related party transaction	10 years
Net operating loss carryforwards (in Dollars)	$ 8,300,000	$ 4,700,000
CHINA | Shanghai Eshallgo Enterprise Development (Group) Co. ("Eshallgo WFOE") [Member]
TAXES (Details) [Line Items]
Percentage federal statutory tax rate	25.00%
CHINA | Taxable Income Not more Than RMB3 Million [Member]
TAXES (Details) [Line Items]
Percentage federal statutory tax rate						5.00%
UNITED STATES
TAXES (Details) [Line Items]
Percentage federal statutory tax rate	21.00%
CALIFORNIA
TAXES (Details) [Line Items]
Percentage federal statutory tax rate	8.84%